Gains and losses on disposal and main changes in scope of consolidation - Assets and liabilities of FiberCo (Details) - EUR (€) € in Millions	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assets		€ 109,650	€ 108,071	€ 107,676	€ 106,689	€ 104,262
Property, plant and equipment		31,640	30,484	29,075	28,423
Operating taxes and levies receivables		1,265	1,163	1,104
Prepaid expenses		851	851	850	730
Other assets		2,433	2,130	1,837	1,383
Cash and cash equivalents		6,004	8,621	8,145	6,481	6,481
Liabilities		109,650	108,071	107,676	106,689	104,262
Equity		34,956	€ 35,361	€ 37,200	€ 34,561	€ 33,364
Non-current financial liabilities		€ 31,930
FiberCo
Disclosure of detailed information about business combination [line items]
Assets	€ 297
Property, plant and equipment	87
Operating taxes and levies receivables	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non-current financial liabilities	36
Other liabilities	21
Amount of obligation to refinance Entity	€ 66
Percent of additional stake exercisable over fiscal years 2027 through 2029	1.00%